Inventories, net	12 Months Ended
Dec. 31, 2015
Inventories, net
Inventories, net

Note 8—Inventories, net

        "Inventories, net" consisted of the following:

	December 31,
($ in millions)	2015	2014
Raw materials	1,793	2,105
Work in process	1,574	1,761
Finished goods	1,442	1,572
Advances to suppliers	188	253

	4,997	5,691
Advance payments consumed	(240)	(315)

Total	4,757	5,376

        "Work in process" in the table above contains inventoried costs relating to long-term contracts of $411 million and $338 million at December 31, 2015 and 2014, respectively. "Advance payments consumed" in the table above relates to contractual advances received from customers on work in process.